Operating Assets and Liabilities - Accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Operating Assets and Liabilities
Accrued amounts due in accordance with the Amendment (Note 3.4)	$ 11,757
Professional advisors	910	$ 4,042
Contract research and manufacturing organizations	77	715
Other	299	310
Total	$ 13,043	$ 5,067